Accrued Expenses and Other Payables (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of accrued expenses and other payables
Accrued wage	$ 19,939	$ 16,844	$ 30,462
Accrued professional fees	10,000	75,029
Other	20,000	28,028	25,142
Total	$ 49,939	$ 119,901	$ 55,604